Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Dividends

	UNITED STATES DOLLAR
	2017	2016 Restated[1]	2015 Restated[1]
2016 final dividend of 60 SA cents per share (2015: 21 SA cents and 2014: 20 SA cents) declared on 16 February 2017.	37.5	10.6	12.8
2017 interim dividend of 40 SA cents was declared during 2017 (2016: 50 SA cents and 2015: 4 SA cents).	25.3	28.6	2.3

A final dividend in respect of the financial year ended 31 December 2017 of 50 SA cents per share was approved by the Board of Directors on 13 February 2018. This dividend payable is not reflected in these financial statements.

Dividends are subject to dividend withholding tax.

Total dividends	62.8	39.2	15.1

Dividends per share - cents	8	5	2

1	Refer note 40 for further details.